CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)		$ (66,750)		$ (75,258)		$ (22,455)		$ 52,240		$ (469,555)		$ 310,418		$ 180,923
Other comprehensive income (loss), net of income taxes:
Change in deferred loss on cash flow hedges arising during the year	[1]									0		(11,558)		(5,303)
Reclassification adjustment for losses on cash flow hedges included in net income		494	[2]	384	[2]	6,527	[2]	1,362	[2]	1,734	[3]	7,843	[3]	6,753	[3]
Net change in deferred loss on cash flow hedges										1,734		(3,715)		1,450
Other		0		2		0		5		4		5		5
Total other comprehensive income (loss), net of income taxes		494		386		6,527		1,367		1,738		(3,710)		1,455
Comprehensive income (loss)		(66,256)		(74,872)		(15,928)		53,607		(467,817)		306,708		182,378
Comprehensive income attributable to non-controlling interests		(119)		(123)		(321)		(165)		(245)		0		0
Comprehensive income (loss) attributable to Ocwen stockholders		$ (66,375)		$ (74,995)		$ (16,249)		$ 53,442		$ (468,062)		$ 306,708		$ 182,378

[1]	Net of tax benefit of $0.8 million and $3.0 million for 2013 and 2012, respectively.
[2]	Net of tax expense of $0.4 million and $0.2 million for the nine months ended September 30, 2015 and 2014, respectively. These losses are reclassified to Other, net in the Unaudited Consolidated Statements of Operations.
[3]	Net of tax benefit (expense) of $(0.2) million, $(3.6) million and $3.8 million for 2014, 2013 and 2012, respectively. These losses are reclassified to Other, net in the Consolidated Statements of Operations.